Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net - Schedule (Table)

	December 31, 2020	December 31, 2019
Accounts receivable	$8,151	$34,235
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$8,151	$34,235